Consolidated statements of income - BRL (R$)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit (loss) [abstract]
Revenue	R$ 2,589,960,000	R$ 1,684,896,000	R$ 822,203,000
Cost of sales	(2,090,482,000)	(1,337,749,000)	(618,691,000)
Gross profit	499,478,000	347,147,000	203,512,000
Selling, general and administrative expense	(28,385,000)	(26,553,000)	(26,837,000)
Investment income	0	3,628,000	0
Other operating income (expense)	(110,710,000)	12,536,000	1,355,000
Operating expense	(139,095,000)	(10,389,000)	(25,482,000)
Profit (loss) from operating activities	360,383,000	336,758,000	178,030,000
Finance costs	(294,827,000)	(113,541,000)	(12,804,000)
Finance income	43,485,000	9,567,000	10,776,000
Finance income (cost)	(251,342,000)	(103,974,000)	(2,028,000)
Profit (loss) before tax	109,041,000	232,784,000	176,002,000
Current tax expense (income)	(78,999,000)	(35,806,000)	(23,773,000)
Deferred tax expense (income)	(12,866,000)	(9,104,000)	(14,087,000)
Profit for the year	17,176,000	187,874,000	138,142,000
Profit (loss), attributable to [abstract]
Profit (loss), attributable to owners of parent	(62,477,000)	161,493,000	131,117,000
Profit (loss), attributable to non-controlling interests	R$ 79,653,000	R$ 26,381,000	R$ 7,025,000
Weighted average number of ordinary shares used in calculating basic earnings per share	55,429,851	261,920,439	48,615,599
Basic earning (loss) and Diluted earning (loss) per share	R$ 0.1662	R$ 0.7173	R$ 2.8415